Note 5 - Capital Lease (Tables)	6 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments required under the capital leases and the net present value of the minimum lease payments as of September 30, 2018, are as follows:

Year Ending March 31,	Total

2019 (6 months)	$363,236
2020	820,107
2021	835,499
2022	851,352
2023	890,712
Thereafter	8,246,770
Total minimum lease payments	12,007,676
Less: Amount representing interest	(5,807,069)
Present value of minimum lease payments	6,200,607
Less: Current maturities of capital lease obligations	(128,370)
Long-term capital lease obligations	$6,072,237